9. INCOME TAXES (Details - Provision for income taxes) - USD ($)		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income taxes (benefit) at federal statutory rate of 34%		$ (2,373,000)	$ (4,541,000)
State income tax, net of federal benefit		(418,000)	(156,000)
Tax effect on non-deductible expenses and credits		1,524,000	4,297,000
Change in valuation allowance	[1]	1,267,000	400,000
Income Tax Expense (Benefit)		$ 0	$ 0

[1]	Pursuant to Internal Revenue Code Sections 382, use of our tax net operating loss carryforwards may be limited.